FEDERATED EQUITY FUNDS

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 25, 2012

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, Northwest

Washington, DC 20549

RE: Form N-14/A

FEDERATED EQUITY FUNDS (the “Registrant”)

Federated Capital Appreciation Fund (the “Fund”)

Class A Shares

Institutional Shares

Federated Mid Cap Growth Strategies Fund

Class A Shares

Institutional Shares

Federated Strategic Value Dividend Fund

Class A Shares

Institutional Shares

1933 Act File No. 333-182368

Dear Sir or Madam:

Pursuant to Rule 473 under the Securities Act of 1933, as amended (the “Securities Act”),at your request, the Registrant hereby files a delaying amendment with respect to its registration statement on Form N-14 (File No. 333-182368) relating to the proposed reorganization of Strategic Dividend Fund, Large Cap Equity Fund, Leaders Equity Fund and Mid Cap Equity Fund, each a portfolio of the Performance Funds Trust, each a portfolio of Performance Funds Trust, into Federated Strategic Value Dividend Fund, Federated Capital Appreciation Fund and Federated Mid Cap Growth Fund, each a portfolio of Federated Equity Funds, as filed with the Securities and Exchange Commission (“Commission”) on June 27, 2012 (the “Registration Statement”).

Pursuant to the requirements of the Securities Act and Rule 478 thereunder, this delaying amendment has been signed on behalf of the Registrant, in the city of Pittsburgh and the Commonwealth of Pennsylvania, on the 25th day of July, 2012.

In addition, and pursuant to conversation with you on July 24, 2012, in accordance with Rule 461 under the Securities Act, we hereby request that the effectiveness of the above-described Registration Statement be accelerated so that it shall become effective at 9:00 a.m. EST, on Friday July 27th, 2012.

We acknowledge that: (i) should the Commission or its staff (the “Staff”), acting pursuant to delegated authority, declare the filing effective, we do not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve us from our full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) we may not assert Staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there is any change in the acceleration request set forth above, the Registrant will promptly notify you of the change, in which case the Registrant may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461 of Regulation C. Such request may be made by an executive officer of the Registrant or by any attorney acting as Assistant Secretary of the Registrant.

If you have any questions, please contact Todd P. Zerega at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega

Todd P. Zerega

Assistant Secretary of the Registrant

Partner, Reed Smith LLP

/s/ Kary A. Moore

Kary A. Moore

Secretary

Federated Securities Corp.